Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
	2025	2024	2023
Net income attributable to TOYO Co., Ltd.’s shareholders	$39,659,898	$40,614,170	$9,889,155
Less: Net income attributable to holders of earnout shares	5,427,851	7,086,765	—
Net income attributable to TOYO Co., Ltd.’s ordinary shareholders	$34,232,047	33,527,405	$9,889,155

Weighted average number of ordinary share outstanding – basic and diluted	30,099,569	30,751,424	41,000,000
Earnings per share – basic and diluted	$1.14	$1.09	$0.24

Weighted average number of ordinary share outstanding – diluted	30,333,876	30,751,424	41,000,000
Earnings per share – diluted	$1.13	$1.09	$0.24

Schedule of Anti-Dilutive Shares Excluded from Calculation of Dilutive Earnings Per Share	The weighted-average number of potentially anti-dilutive shares excluded from calculation of dilutive earnings per share are as follows:
	For the Year Ended December 31,
	2025	2024
Public Warrants	4,600,000	4,600,000
Private Warrants	212,240	212,240
Other Warrants	157,767	157,767
AMI Warrants	42,192	—
Total	5,012,199	4,970,007